Obligations for pension and similar liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Obligations For Pension And Similar Liabilities
Post-Employment Plans, Personnel expenses - Costs of current services	R$ (911)	R$ 1,432	R$ 1,799
Other Similar Obligations, Personnel expenses - Costs of current services	4,903	5,015	6,820
Post-Employment Plans, Interest and similar income and expenses - Interest cost (net)	(198,288)	2,175,565	(81,681)
Other Similar Obligations, Interest and similar income and expenses - Interest cost (net)	(42,656)	427,484	14,985
Post-Employment Plans, Interest and similar income and expenses - Interest on unrecognized assets	308,381	(2,064,384)	252,608
Other Similar Obligations, Interest and similar income and expenses - Interest on unrecognized assets	84,729	(382,028)	31,500
Post-Employment Plans, Other movements - Extraordinary charges	(280)	41,546	2,117
Other Similar Obligations, Other movements - Extraordinary Charges	(91)	31	(135)
Post-Employment Plans, Total	108,902	154,159	174,843
Other Similar Obligations, Total	R$ 46,885	R$ 50,502	R$ 53,170